Revision of Prior Year Financial Statements - Schedule of Consolidated Financial Statements Previously (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2017
Operating lease right of use asset, net	$ 906,995	$ 343,715	$ 906,995	$ 343,715	$ 286,163		$ 315,187	$ 371,754
Total Other Assets	17,237,156	18,311,678	17,237,156	18,311,678	17,692,161	19,576,097	18,827,089
Total Assets	27,506,424	27,000,024	27,506,424	27,000,024	25,291,315	29,637,450	29,793,020
Current portion - operating lease liability	208,663	113,338	208,663	113,338	120,052		116,665
Total Current Liabilities	12,768,647	13,522,284	12,768,647	13,522,284	14,503,657	14,688,965	14,482,494
Operating lease liability, net	708,237	230,377	708,237	230,377	169,897		198,522
Total Long-term Liabilities	1,858,137	230,377	1,858,137	230,377	1,169,897	4,189,388	4,449,625
Total Liabilities	14,626,784	13,752,661	14,626,784	13,752,661	14,673,554	18,878,353	18,932,119
Accumulated Deficit	(44,085,632)	(37,872,197)	(44,085,632)	(37,872,197)	(40,512,017)	(34,478,253)	(37,806,731)
Total Stockholders' Equity	12,879,640	10,860,900	12,879,640	10,860,900	10,617,761	10,759,097	12,879,640		$ 19,448,185
Total Liabilities and Stockholders' Equity	27,506,424	27,000,024	27,506,424	27,000,024	25,291,315	29,637,450	29,793,020
Interest expense	(372,288)	(156,660)	(532,348)	(299,214)	(694,926)	(729,896)
Total other income (expenses)	2,811	4,566	2,811	4,566
Loss before income taxes	(1,555,933)	(1,239,978)	(3,318,568)	(3,131,161)	(5,219,106)	(10,549,014)
Net loss	(1,573,418)	(1,256,568)	(3,357,945)	(3,116,540)	(5,607,763)	(16,897,516)
Net Income (loss) attributable to common stock holders	(1,681,253)	(1,362,802)	(3,573,615)	(3,328,479)	(6,033,766)	(19,480,701)
Total comprehensive loss	$ (1,665,899)	(1,380,943)	(3,593,764)	(3,327,906)	(6,060,751)	(19,430,579)
Comprehensive loss attributable to Company					$ (6,060,751)	(19,430,579)
Basic and diluted loss per share					$ (2.83)
Amortization of right of use asset					$ 3,788
Net Cash Used in Operating Activities			$ (2,864,426)	(1,474,156)	(2,453,123)	$ (2,565,495)
As Previously Reported [Member]
Operating lease right of use asset, net
Total Other Assets		17,967,963		17,967,963	17,405,998		18,511,902
Total Assets		26,656,309		26,656,309	25,005,152		29,477,833
Current portion - operating lease liability
Total Current Liabilities		13,408,946		13,408,946	14,383,605		14,365,829
Operating lease liability, net
Total Long-term Liabilities							4,251,103
Total Liabilities		13,408,946		13,408,946	14,383,605		18,616,932
Accumulated Deficit		(37,872,197)		(37,872,197)	(40,508,231)		(37,806,731)
Total Stockholders' Equity		13,247,363		13,247,363	10,621,547		10,860,901
Total Liabilities and Stockholders' Equity		26,656,309		26,656,309	25,005,152		29,477,833
Interest expense					(691,138)
Total other income (expenses)					1,109,576
Loss before income taxes					(5,215,318)
Net loss					(5,603,975)
Net Income (loss) attributable to common stock holders					(6,029,978)
Total comprehensive loss					(6,056,963)
Comprehensive loss attributable to Company					$ (6,056,963)
Basic and diluted loss per share					$ (2.83)
Amortization of right of use asset
Net Cash Used in Operating Activities					(2,453,123)
Adjustments [Member]
Operating lease right of use asset, net		343,715		343,715	286,163		315,187
Total Other Assets		343,715		343,715	286,163		315,187
Total Assets		343,715		343,715	286,163		315,187
Current portion - operating lease liability		113,338		113,338	120,052		116,665
Total Current Liabilities		113,338		113,338	120,052		116,665
Operating lease liability, net		230,377		230,377	169,897		198,522
Total Long-term Liabilities		230,377		230,377	169,897		198,522
Total Liabilities		343,715		343,715	289,949		315,187
Accumulated Deficit					(3,788)
Total Stockholders' Equity					(3,788)
Total Liabilities and Stockholders' Equity		$ 343,715		$ 343,715	286,163		$ 315,187
Interest expense					(3,788)
Total other income (expenses)					(3,788)
Loss before income taxes					(3,788)
Net loss					(3,788)
Net Income (loss) attributable to common stock holders					(3,788)
Total comprehensive loss					(3,788)
Comprehensive loss attributable to Company					$ (3,788)
Basic and diluted loss per share
Amortization of right of use asset					$ 3,788
Net Cash Used in Operating Activities